Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Personnel Expenses
The following are the items included in the account as of the indicated dates:

	12.31.19	12.31.18	12.31.17
Payroll	15,061,255	17,933,497	17,711,915
Social Contributions on Payroll	3,305,975	2,639,136	2,831,205
Personnel Compensations and Rewards	4,718,902	4,199,697	4,474,386
Services for Personnel	714,502	829,066	689,832
Other Short-term Personnel Expenses	548,454	504,650	580,576
Other Long-term Personnel Expenses	99,874	85,839	—

Total	24,448,962	26,191,885	26,287,914